Acquisition (Details) (USD $)				0 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011	Jun. 01, 2013 Chili's Restaurants [Member] restaurant	Jun. 26, 2013 Chili's Restaurants [Member]
Business Acquisition [Line Items]
Number of restaurants acquired				11
Acquisition of restaurants price				$ 24,622,000
Current assets					341,000
Property and equipment					8,017,000
Goodwill	142,103,000	125,604,000	124,089,000		16,499,000
Other assets					585,000
Total assets acquired					25,442,000
Current liabilities					25,000
Other liabilities					795,000
Total liabilities assumed					820,000
Net assets acquired					24,622,000
Acquisition related expenses incurred				$ 400,000